Basis of preparation - Summary of Impacts on Balance Sheet (Details) - EUR (€) € in Millions	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reclassification of financial assets [line items]
Property, plant and equipment	€ 9,717			€ 9,651		€ 9,579	[1]
Right-of-use assets	1,300	[2]	€ 1,431	0	[2]	0	[1],[2]
Short-term debt and long-term debt	(24,568)			(24,586)		€ (15,468)
Current and non-current lease liabilities	€ (1,248)		(1,346)
IFRS 16
Disclosure of reclassification of financial assets [line items]
Property, plant and equipment			9,628
Right-of-use assets			1,431
Other current and non current assets			5,877
Short-term debt and long-term debt			(24,618)
Current and non-current lease liabilities			(1,346)
Provisions and other current and non-current liabilities			(18,047)
Previously stated | IFRS 16
Disclosure of reclassification of financial assets [line items]
Property, plant and equipment				9,651
Right-of-use assets				0
Other current and non current assets				5,888
Short-term debt and long-term debt				24,640
Current and non-current lease liabilities				0
Provisions and other current and non-current liabilities				€ 17,974
Increase (decrease) due to changes in accounting policy | IFRS 16
Disclosure of reclassification of financial assets [line items]
Property, plant and equipment			(23)
Right-of-use assets			(66)
Other current and non current assets			(11)
Short-term debt and long-term debt			(22)
Current and non-current lease liabilities			22
Provisions and other current and non-current liabilities			(100)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16
Disclosure of reclassification of financial assets [line items]
Property, plant and equipment			0
Right-of-use assets			1,497
Other current and non current assets			0
Short-term debt and long-term debt			0
Current and non-current lease liabilities			1,324
Provisions and other current and non-current liabilities			€ 173

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 16 on leases using the simplified retrospective method, effective January 1, 2019 (see Note A.2.1.).